INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

(in thousands of $)	2020	2019
Cost
As of January 1	95,517	114,616
Write-off of fully amortized asset	—	(19,099)
As of December 31	95,517	95,517

Depreciation, amortization and impairment
As of January 1	(45,108)	(54,247)
Charge for the year	(9,114)	(9,960)
Write-off of fully amortized asset	—	19,099
As of December 31	(54,222)	(45,108)

Net book value as of December 31	41,295	50,409

Schedule of Future Amortization Expense	The estimated future amortization of intangible assets as of December 31, 2020 is as follows:

Year Ending December 31, (in thousands of $)
2021	9,114
2022	9,114
2023	9,114
2024	9,114
2025	4,839
Total	41,295